Non-Controlling Interest - Schedule of non-controlling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Non-Controlling Interest [Abstract]
Shareholders' equity, beginning balance	$ 433.7	$ 1.5	$ 3.4
Investment to non-controlling interest	0.3
Loss attributable to non-controlling interest during the year	(0.1)	0.0	0.0
Shareholders' equity, ending balance	494.1	$ 433.7	$ 1.5
Revenue	0.0
Expenses	(0.4)
Net loss	$ (0.4)